UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      JL Advisors, LLC
           -----------------------------------------------------
Address:   400 Madison Avenue, 5th Floor
           New York, NY 10017
           -----------------------------------------------------

Form 13F File Number: 28-5227
                      -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Michael Lewittes
        -------------------------
Title:  Managing Member
        -------------------------
Phone:  (212) 593-2392
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Michael Lewittes                   New York, NY                   5/14/2008
--------------------                   ------------                   ----------
    [Signature]                        [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           46
                                         -----------
Form 13F Information Table Value Total:   $1,299,452
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                                FORM 13F INFORMATION TABLE

                                                            VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE   SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
AK STL HLDG CORP               COM              001547108    32587  598814 SH       SOLE              598814      0    0
ALPHA NATURAL RESOURCES INC    COM              02076X102    54409 1252509 SH       SOLE             1252509      0    0
ALTRIA GROUP INC               COM              02209S103    29109 1311200 SH       SOLE             1311200      0    0
AMERICAN EXPRESS CO            PUT              025816959      700  500000     PUT  SOLE              500000      0    0
ANHEUSER BUSCH COS INC         COM              035229103    21353  450000 SH       SOLE              450000      0    0
ANNALY CAP MGMT INC            PUT              035710959     1080 1350000     PUT  SOLE             1350000      0    0
APOLLO GROUP INC               CL A             037604105    11880  275000 SH       SOLE              275000      0    0
APOLLO GROUP INC               PUT              037604955     4740  400000     PUT  SOLE              400000      0    0
ARCH COAL INC                  COM              039380100    15699  360900 SH       SOLE              360900      0    0
ARVINMERITOR INC               COM              043353101    27620 2207872 SH       SOLE             2207872      0    0
ASSURED GUARANTY LTD           COM              G0585R106    56341 2373238 SH       SOLE             2373238      0    0
BARNES & NOBLE INC             COM              067774109    20143  657200 SH       SOLE              657200      0    0
BURLINGTON NORTHN SANTA FE C   COM              12189T104    55332  599998 SH       SOLE              599998      0    0
CSX CORP                       COM              126408103   182911 3262189 SH       SOLE             3262189      0    0
CITIGROUP INC                  PUT              172967951     3980 2000000     PUT  SOLE             2000000      0    0
CNH GLOBAL N V                 SHS NEW          N20935206    44252  850500 SH       SOLE              850500      0    0
DIRECTV GROUP INC              COM              25459L106   145731 5878604 SH       SOLE             5878604      0    0
EQUITABLE RES INC              COM              294549100     2945   50000 SH       SOLE               50000      0    0
FOMENTO ECONOMICO MEXICANO S   SPON ADR UNITS   344419106    81866 1959449 SH       SOLE             1959449      0    0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857    31272  325000 SH       SOLE              325000      0    0
FLEXTRONICS INTL LTD           ORD              Y2573F102    32705 3482986 SH       SOLE             3482986      0    0
HESS CORP                      COM              42809H107    35272  400000 SH       SOLE              400000      0    0
ICO GLOBAL COMM HLDGS LTD DE   CL A             44930K108     3090 1000000 SH       SOLE             1000000      0    0
LIBERTY MEDIA CORP NEW         ENT COM SER A    53071M500    37141 1640500 SH       SOLE             1640500      0    0
MGM MIRAGE                     PUT              552953951     2678  850000     PUT  SOLE              850000      0    0
MACYS INC                      COM              55616P104    65727 2850276 SH       SOLE             2850276      0    0
MAGELLAN HEALTH SVCS INC       COM NEW          559079207    27862  702002 SH       SOLE              702002      0    0
MASTERCARD INC                 CL A             57636Q104    90851  407420 SH       SOLE              407420      0    0
MASTERCARD INC                 CALL             57636Q904     5688  350000     CALL SOLE              350000      0    0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102     6735  153800 SH       SOLE              153800      0    0
MEDCO HEALTH SOLUTIONS INC     CALL             58405U902      650  125000     CALL SOLE              125000      0    0
MONSANTO CO NEW                COM              61166W101    11150  100000 SH       SOLE              100000      0    0
MONSANTO CO NEW                CALL             61166W901      430  100000     CALL SOLE              100000      0    0
MOSAIC CO                      COM              61945A107    25650  250000 SH       SOLE              250000      0    0
NEWFIELD EXPL CO               COM              651290108    29495  558097 SH       SOLE              558097      0    0
POLO RALPH LAUREN CORP         PUT              731572953     1440  300000     PUT  SOLE              300000      0    0
PUBLIC SVC ENTERPRISE GROUP    COM              744573106    12837  319400 SH       SOLE              319400      0    0
SHERWIN WILLIAMS CO            PUT              824348956     2775  500000     PUT  SOLE              500000      0    0
SHIRE PLC                      SPONSORED ADR    82481R106    23984  413800 SH       SOLE              413800      0    0
SOTHEBYS                       COM              835898107    26758  925566 SH       SOLE              925566      0    0
STARWOOD HOTELS & RESORT WRLD  PUT              85590A951     1825  424500     PUT  SOLE              424500      0    0
THQ INC                        COM NEW          872443403     8720  400000 SH       SOLE              400000      0    0
UBS AG                         PUT              H89231958     2138  750000     PUT  SOLE              750000      0    0
ULURU INC                      COM              90403T100     4455 1980000 SH       SOLE             1980000      0    0
WYETH                          COM              983024100    14616  350000 SH       SOLE              350000      0    0
YAHOO INC                      PUT              984332956      830 2000000     PUT  SOLE             2000000      0    0
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